PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense on property, plant and equipment
Total depreciation expense	¥ 47,540,220	¥ 29,501,123	¥ 16,808,987
Cost of revenues
Depreciation expense on property, plant and equipment
Total depreciation expense	11,942,414	6,109,583	4,638,662
General and administrative expenses
Depreciation expense on property, plant and equipment
Total depreciation expense	5,237,258	3,403,502	2,261,620
Selling and marketing expenses
Depreciation expense on property, plant and equipment
Total depreciation expense	27,665,201	19,025,624	9,438,501
Research and development expenses
Depreciation expense on property, plant and equipment
Total depreciation expense	¥ 2,695,347	¥ 962,414	¥ 470,204